Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Brooge Energy Ltd
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	109,587,853
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F for the year ended December 31, 2023, as filed with the SEC on November 12, 2024 (the “Original Form 20-F”), to add additional exhibit due to size restrictions. Other than as expressly set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Company’s Original Form 20-F. Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update or restate the information in any part of the Company’s Original Form 20-F or reflect any events that have occurred after the Original Form 20-F was filed on November 12, 2024.
Entity Central Index Key	0001774983
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Brooge Petroleum and Gas Investment Company FZE
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Bansal & Co LLP
Auditor Location	New Delhi, India
Auditor Firm ID	2807
Business Contact
Document Information Line Items
Entity Address, Address Line One	P.O. Box
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Contact Personnel Name	Siavosh Hossein
City Area Code	+971
Local Phone Number	9 201 6666
Ordinary shares, $0.0001 par value per share
Document Information Line Items
Trading Symbol	BROG
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Document Information Line Items
Trading Symbol	BROGW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ